Net investment in lease - Schedule of Net Investment in Lease (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Undiscounted lease receivable	$ 1,724.4	$ 1,448.2
Unearned interest income	(816.0)	(689.9)
Net investment in lease	$ 908.4	$ 758.3